Long-Term Debt (Details Narrative) (fuboTV Inc. Pre-Merger) (10-K) - USD ($)			1 Months Ended					3 Months Ended				6 Months Ended		12 Months Ended
	Feb. 26, 2018	Jan. 05, 2018	Mar. 31, 2019	Feb. 28, 2019	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Apr. 30, 2018
Issued principal amount of convertible notes														$ 16,150,000
Amortization of debt discount												$ 10,981,000	$ 454,000
Change in fair value of derivative liability								$ (823,000)		$ 890,000		$ (526,000)	$ 1,018,000
Fubo TV Pre-Merger [Member]
Issued and sold principal amount of convertible notes			$ 16,150,000	$ 16,150,000	$ 3,050,000	$ 3,050,000								16,150,000	$ 3,050,000
Issued principal amount of convertible notes									$ 10,000,000					16,150,000	3,050,000
Repayment of notes			5,000,000						1,250,000		5,000,000			5,000,000
Issuance of convertible notes derivatives														2,120,000	574,000
Change in fair value of derivative liability															(4,697,000)
Debt issuance cost									11,000		$ 11,000			$ 43,000	32,000
Loan maturity date														Apr. 06, 2023
Fubo TV Pre-Merger [Member] | 2017 Convertible Notes [Member]
Issued and sold principal amount of convertible notes							$ 19,850,000
Interest rate														4.00%
Fubo TV Pre-Merger [Member] | 2018 Convertible Notes [Member]
Interest rate														4.00%
Issued principal amount of convertible notes	$ 50,000	$ 3,000,000
Fubo TV Pre-Merger [Member] | 2019 Convertible Notes [Member]
Issued and sold principal amount of convertible notes			16,150,000	$ 16,150,000
Interest rate														4.00%
Repayment of notes			$ 5,000,000
Fubo TV Pre-Merger [Member] | Prior to Note Conversion [Member]
Amortization of debt discount														$ 102,000	$ 3,284,000
Fubo TV Pre-Merger [Member] | Term Loan [Member]
Senior secured term loan									$ 23,632,000
Debt issuance cost														$ 172,000
Fubo TV Pre-Merger [Member] | Term Loan [Member] | AMC Networks Ventures, LLC [MEmber]
Senior secured term loan																$ 25,000,000
Fubo TV Pre-Merger [Member] | Term Loan [Member] | AMC Networks Ventures, LLC [MEmber] | LIBOR [MEmber]
Interest rate																5.25%